Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right-of-use Assets	As of December 31, 2020 and 2019, the Company’s leases include the following ROU assets:

($ in thousands)	2020	2019
Real estate	$92,159	$46,696
Vehicles	10	—

Total ROU assets	$92,169	$46,696

Summary of Maturities of Lease Liabilities
As of December 31, 2020, maturities of lease liabilities were as follows:

($ in thousands)
2021	$33,207
2022	33,560
2023	34,265
2024	35,528
2025	36,324
Thereafter	354,986

Total lease payments	$527,870

Less: imputed interest	(310,142)
Less: tenant improvement allowance	(47,666)

Present value of lease liabilities	170,062

Less: current lease liabilities	(24,742)

Present value of long-term lease liabilities	$145,320

Summary of Contractual Receipts for Lease Contract Due
As of December 31, 2020, contractual receipts due to the Company for lease contracts in which the Company is the lessor were as follows:

($ in thousands)
2021	$642
2022	591
2023	609
2024	642
2025	646
Thereafter	2,783

Total lease payments	$5,913